UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 21st Floor
          New York, New York 10021


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson                New York, New York           May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $91,343
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR     SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT     PRN CALL  DISCRETION   MANAGRS    SOLE  SHARED NONE
--------------                  --------------  -----      --------  -------     -------- ----------    -----      ----  ------ ----
ALLEGHENY ENERGY INC            COM             017361106  12,367       244,892  SH        SOLE         NONE      244,892
ALLEGHENY ENERGY INC            COM             017361106     419         8,300      CALL  SOLE         NONE        8,300
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106   8,769       500,823  SH        SOLE         NONE      500,823
AMERIPRISE FINL INC             COM             03076C106   9,809       189,173  SH        SOLE         NONE      189,173
ASSISTED LIVING CONCPT NEV N    CL A            04544X102  20,397     3,463,013  SH        SOLE         NONE    3,463,013
BRIGHTPOINT INC                 COM NEW         109473405   5,784       691,914  SH        SOLE         NONE      691,914
BROADRIDGE FINL SOLUTIONS IN    COM             11133T103  16,646       945,837  SH        SOLE         NONE      945,837
E TRADE FINANCIAL CORP          COM             269246104     489       126,800      CALL  SOLE         NONE      126,800
FIDELITY NATL INFORMATION SV    COM             31620M106   3,937       106,716  SH        SOLE         NONE      106,716
KRAFT FOODS INC                 CL A            50075N104   2,906        93,700  SH        SOLE         NONE       93,700
NYSE EURONEXT                   COM             629491101   3,693        59,845  SH        SOLE         NONE       59,845
RESEARCH IN MOTION LTD          COM             760975102   4,550        39,400      PUT   SOLE         NONE       39,400
RETAIL VENTURES INC             COM             76128Y102   1,089       224,449  SH        SOLE         NONE      224,449
TRAVELCENTERS OF AMERICA LLC    COM             894174101     487        79,847  SH        SOLE         NONE       79,847



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